INCOME TAXES - Summary of componenets of net deferrd tax assets (Details 1) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 32,042	$ 32,042	$ 31,278
Net operating losses utilized	(27,277)	0
Valuation allowance	(4,765)	(32,042)	(31,278)
Net deferred tax asset	$ 0	$ 0	$ 0